FAIR VALUE MEASUREMENTS (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on recurring basis:
Description	Amount at Fair Value	Level 1	Level 2	Level 3
September 30, 2023 (Unaudited)
Assets
Investments held in Trust Account:
U.S. government treasury obligations	$13,669,258	$13,669,258	$—	$—
Investments held in Brokerage Account
U.S. government treasury obligations	$467,744	$467,744	$—	$—
Liabilities
Warrant liability – Public Warrants	$850,657	$850,657	$—	$—
Warrant liability – Private Placement Warrants	$755,574	$—	$755,574	$—
Derivative liability	$142,761	$—	$—	$142,761
Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2022
Liabilities
Warrant liability – Public Warrants	$451,038	$451,038	$—	$—
Warrant liability – Private Placement Warrants	$400,623	$—	$400,623	$—

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2022
Liabilities
Warrant liability – Public Warrants	$451,038	$451,038	$—	$—
Warrant liability – Private Placement Warrants	$400,623	$—	$400,623	$—

Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2021
Assets
Investments held in Trust Account:
U.S. government treasury obligations	$182,248,837	$182,248,837	$—	$—
Liabilities
Warrant liability – Public Warrants	$3,969,130	$3,969,130	$—	$—
Warrant liability – Private Placement Warrants	$3,525,478	$—	$3,525,478	$—

The following tables presents the changes in the fair value of the Company's Level 3 financial instruments that are measured at fair value:
The following tables presents the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value:

Fair value of Derivative liability at inception on August 23, 2023	$127,097
Change in fair value of derivative liability	15,664
Fair value as of September 30, 2023	$142,761